Subsequent Events (Detail) - USD ($)										1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 05, 2019	Nov. 01, 2019	Oct. 31, 2019	Oct. 01, 2019	Sep. 27, 2019	Mar. 12, 2019	Mar. 01, 2019	Feb. 01, 2019	Jan. 01, 2019	Jan. 31, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Apr. 01, 2019	Apr. 01, 2018	Mar. 14, 2018	Mar. 01, 2017	Apr. 04, 2014	Dec. 30, 2013
Subsequent Event [Line Items]
Distributions paid, common stock, including distribution reinvestment plan											$ 11,843,692	$ 11,647,415	$ 35,136,678	$ 34,539,830	$ 46,113,000	$ 45,222,938
Payments of ordinary dividends, common stock											$ 6,550,164	$ 5,941,991	$ 19,085,888	$ 17,364,466	$ 23,399,025	$ 21,884,846	$ 19,252,136
Share price (in dollars per share)																				$ 15.84
Common share, distribution rate per share per day, declared (in dollars per share)											$ 0.002466		$ 0.002466		$ 0.002466
Distribution Reinvestment Plan [Member]
Subsequent Event [Line Items]
Share price (in dollars per share)															14.25
Common Stock [Member]
Subsequent Event [Line Items]
Share price (in dollars per share)											$ 15.00		$ 15.00				$ 14.85					$ 15.00
Common share, distribution rate per share per day, declared (in dollars per share)														$ 0.002466
Common Stock [Member] | Distribution Reinvestment Plan [Member]
Subsequent Event [Line Items]
Share price (in dollars per share)						$ 15.84									$ 15.84	$ 15.18		$ 15.84	$ 15.18		$ 14.85		$ 14.25
Subsequent Event [Member]
Subsequent Event [Line Items]
Distributions paid, common stock, including distribution reinvestment plan		$ 4,009,485		$ 3,873,086			$ 3,578,717	$ 3,962,806	$ 3,953,499
Share repurchased (in shares)			55,166							138,961
Shares repurchased			$ 817,640							$ 2,000,000
Average cost per share (in dollars per share)			$ 14.79							$ 14.39
Common share, distribution rate per share per day, declared (in dollars per share)	$ 0.002459
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Common share, distribution rate per share per day, declared (in dollars per share)						0.002466
Subsequent Event [Member] | Common Stock [Member] | Distribution Reinvestment Plan [Member]
Subsequent Event [Line Items]
Share price (in dollars per share)						$ 15.84												$ 15.84
Subsequent Event [Member] | Dividend Paid [Member]
Subsequent Event [Line Items]
Payments of ordinary dividends, common stock		2,248,504		2,163,484			1,914,109	2,110,932	2,092,671
Dividends paid-in-kind		$ 1,760,981		1,709,602			$ 1,664,608	$ 1,851,874	$ 1,860,828
PNC Bank [Member]
Subsequent Event [Line Items]
Repayments of debt					$ 75,386,000
Debt instrument, face amount					80,410,000
Loan fee amount					301,538
Advisory fee, amount					$ 200,000
PNC Bank [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Repayments of debt				126,376,000
Debt instrument, face amount				$ 135,524,000
Debt instrument, term				10 years
Loan fee amount				$ 508,215
Advisory fee, amount				400,000
Meadows at N. Richland Hills Financing, 3.56%, Due October 1, 2029 [Member] | PNC Bank [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt instrument, face amount				$ 26,888,000
Fixed rate				3.56%
Park Valley Financing 3 Point 56 Percent Due October 1, 2029 [Member] | PNC Bank [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt instrument, face amount				$ 49,100,000
Fixed rate				3.56%
Peak View by Horse shoe Lake Financing 3 Point 56 Percent Due October 1, 2029 [Member] | PNC Bank [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt instrument, face amount				$ 38,421,000
Fixed rate				3.56%
Reveal on Cumberland Financing, 3.56%, Due October 1, 2029 [Member] | PNC Bank [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt instrument, face amount				$ 21,115,000
Fixed rate				3.56%